Document And Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Image Chain Group Limited, Inc.
Entity Central Index Key	0001598924
Document Type	8-K/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment Description

Image Chain Group Limited, Inc.

Image Chain Group Limited, Inc. (formerly Have Gun Will Travel Entertainment, Inc.) was incorporated under the laws of Nevada on December 18, 2013, and initially sought to create reality television programming. References in this Report to “ICGL”, “Image Chain”, the “Company”, the “Registrant”, “we”, “our” or “us” are to Image Chain Group Limited, Inc.

On May 5, 2015, ICGL entered into a share exchange agreement (the “FDHG Exchange Agreement”) with Fortune Delight Holdings Group Ltd (“FDHG”) and Wu Jun Rui, on behalf of himself and certain other individuals who were to receive shares of ICGL pursuant to the FDHG Exchange Agreement (the “FDGH Shareholders”). On the terms and subject to the conditions set forth in the FDHG Exchange Agreement, on May 5, 2015, Wu Jun Rui transferred all 50,000 shares of FDHG common stock, consisting of all of the issued and outstanding shares of FDHG, to ICGL in exchange for the issuance to the stockholders of FDHG of 59,620,000 shares of the Company’s common stock, par value $.001 per share (“Common Stock”) and 5,000,000 shares of the Company’s preferred stock, par value $.001 per share (“Preferred Stock”).

As a result of the closing of the FDHG Exchange Agreement, FDHG became the Company’s wholly owned subsidiary. FDHG, through its subsidiaries, manufactured and sold “Image Tea”-branded tea products from its tea garden in Yunnan Province.

On June 11, 2015, the Company amended its Articles of Incorporation in order to change its name to Image Chain Group Limited, Inc. and to increase the authorized shares of Common Stock from 70,000,000 to 400,000,000. The name change was undertaken in order to more closely align with the operations of the Company’s wholly-owned subsidiary, The increase in authorized Common Stock was undertaken to allow the Company to utilize the newly available shares to raise capital.

On or about November 15, 2016, FDHG disposed of its ownership of all operating assets, and as a result ICGL became a shell company, as defined by Rule 12b-2 under the Exchange Act (the “Disposition Event”). The Disposition Event is evidenced by a bought and sold note stamped by the Inland Revenue Department of Hong Kong, which we believe is a legally binding document.

On February 13, 2017, the Company filed with the Secretary of State of the State of Nevada a Certificate of Correction (the “Certificate of Correction”) to correct a mistake made in the Company’s original Articles of Incorporation with regard to the preferred stock issued in connection with the FDHG Exchange Agreement. As a result, ICGL had 395,000,000 shares of common stock and 5,000,000 shares of preferred stock issued and outstanding. The Company subsequently entered into an agreement pursuant to which the holder of the preferred stock agreed to retire the preferred stock in exchange for receiving an equal number of shares of common stock of the Company. As of the date of this Report, that exchange of preferred stock for common stock has not yet occurred.

On May 1, 2017, upon recommendation of the Board of Directors, a majority of Image Chain’s common stockholders consented in writing to amendment of Image Chain’s Articles of Incorporation to (i) effect a reverse stock split on a 1 for 100 stock split basis from 400,000,000 authorized shares with a par value of $0.001 per share to 4,000,000 authorized shares with a par value of $0.001, and (ii) after the reverse stock split, to increase the authorized shares of Common Stock from 3,950,000 to 2,000,000,000 shares with a par value of $0.001 per share, and to decrease the authorized shares of Preferred Stock from 50,000 to zero (0). As of the date of this Report, the reverse stock split and increase in authorized shares have been completed, and the decrease in shares of Preferred Stock is still in process, as a result 50,000 shares of Preferred Stock are authorized and outstanding.

Image P2P Trading Group Limited

Image P2P was incorporated in the British Virgin Islands on April 21, 2015. Asia Grand Will (“AGW”) was incorporated on March 18, 2017 in the Hong Kong SAR. AGW wholly owns Fuzhi Yuan (Shenzhen) Holdings Limited (“FYSZ”) which was established on June 20, 2017 in the PRC. FYSZ is a wholly owned foreign entity under PRC law. FYSZ wholly owns Jiangxi Fuzhiyuan Biotechnology Limited (“Fuzhiyuan Biotechnology”), which was established on January 5, 2013 in the PRC. FYSZ acquired Fuzhiyuan Biotechnology on July 14, 2017. AGW and FYSZ are intermediary holding companies. Image P2P conducts its operations through Fuzhiyuan Biotechnology. Image P2P acquired AGW on Jul 28, 2017.

The reorganization of Image P2P and its subsidiaries via the acquisitions detailed above, by and amongst Image P2P and AGW, FYSZ, and Fuzhiyuan Biotechnology, have been accounted for under US GAAP as business combinations under common control.

The Share Exchange

On November 14, 2017, Image Chain entered into a share exchange agreement (the “Exchange Agreement”) with Image P2P Trading Group Limited, a company organized under the laws of the British Virgin Islands (“Image P2P”) and the shareholders of Image P2P (the “Sellers”). Pursuant to the Exchange Agreement, the Sellers transferred all 50,000 shares of Image P2P outstanding common stock to the Company in exchange for 500,000,000 shares of Common Stock (the “Share Exchange”). As a result of the Share Exchange, Image P2P became the Company’s wholly-owned subsidiary. Image P2P, through its subsidiaries, is engaged in producing, marketing and selling tea polyphenol products, and is developing for production tea polyphenol-based products. Image P2P is located in the PRC.

The Share Exchange has been accounted for as a reverse- merger and recapitalization of Image Chain where Image Chain (the legal acquirer) is considered the accounting acquiree and Image P2P (the acquiree) is considered the accounting acquirer. As a result of this transaction, the Company is deemed to be a continuation of the business of Image P2P.

Accordingly, the accompanying consolidated financial statements are those of the accounting acquirer, Image P2P. The historical stockholders’ equity of the accounting acquirer prior to the share exchange has been retroactively restated as if the share exchange transaction occurred as of the beginning of the first period presented.

Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017